Segment Information (Tables)	6 Months Ended
Jun. 30, 2023
Segment Information
Schedule consolidated revenues and percentages of revenues for customers

	Three Months Ended June 30,				Six Months Ended June 30,
(U.S. Dollars in thousands)	2023		2022		2023		2022
Eni Trading and Shipping S.p.A.	$—	0%	$11,057	17%	$—	0%	$21,992	17%
Fronape International Company, a subsidiary of Petrobras Transporte S.A.	12,625	18%	11,463	18%	23,996	17%	22,805	18%
Equinor ASA	8,661	12%	4,186	7%	17,856	13%	8,521	8%
Repsol Sinopec Brasil, S.A., a subsidiary of Repsol Sinopec Brasil, B.V.	10,010	14%	9,693	15%	16,706	12%	19,031	15%
Brazil Shipping I Limited, a subsidiary of Royal Dutch Shell	4,687	7%	3,460	5%	8,765	6%	12,286	10%
KNOT	7,607	11%	2,559	4%	13,923	10%	5,417	3%
Chartering and Shipping Service S.A., a subsidiary of TotalEnergies	$14,424	20%	$3,131	5%	$28,689	20%	$3,131	2%